Share-based Compensation (Restricted Shares Activities) (Details) (Restricted Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	1,075,000	0
Number of shares, Granted	47,973,506	1,075,000
Number of shares, Forfeited	(1,021,995)
Number of shares, Vested	(2,992,985)	0
Number of shares, Unvested, Ending balance	45,033,526	1,075,000
Fair value per share at grant date, Unvested, Beginning balance	$ 1.6800	$ 0
Fair value per share at grant date, Granted	$ 1.2379	$ 1.6800
Fair value per share at grant date, Forfeited	$ 1.4936
Fair value per share at grant date, Vested	$ 0.8971	$ 0
Fair value per share at grant date, Unvested, Ending balance	$ 1.2653	$ 1.6800